Related Party Transactions (Details) - Schedule of related parties and their relationships	12 Months Ended
Dec. 31, 2022
Fujian Bafang [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”) [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	A company controlled by Yongteng Liu, who is the brother of Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”) [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”) [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Beijing Union Logistics Co., Ltd (“Beijing Banglian”) [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”) [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Dongguan Suxing New Material Co., Ltd (“Suxing”) [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	A company under the control of a non-controlling shareholder
Hainan Tianyi Logistics Distribution Co., Ltd (“Hainan Tianyi”) [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	An equity investee of the Company
Yongteng Liu [Member]
Related Party Transactions (Details) - Schedule of related parties and their relationships [Line Items]
Related parties relationship	CEO’s brother